Information Regarding Members of the Board of Directors and Group Management - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Board Management and Employees [line items]
Board fee description	The Annual General Meeting 2020 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.
Number of trading days	5 days
Remuneration excluding social security charges		kr 1,540,373
Number of shares outstanding	3,334,151,735		3,334,151,735
Accounted debt	kr 32,635,067
Other Members of Executive Team [member]
Disclosure of Information About Board Management and Employees [line items]
Commitments for defined benefit based pensions including disability and survivor's pension	45,600,000	44,600,000
Commitments related to ITP and early retirement	32,000,000	32,600,000
Commitment to disability and survivors pensions	kr 13,600,000	kr 11,900,000
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Weighted average market price	kr 8,274	kr 77.96
Number of shares outstanding	3,072,395,752
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares outstanding	326,173
Board and committee meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 1,500
Chairman [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	4,075,000
Chairman [member] | Committee fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	200,000
Chairman [member] | Member of remuneration committee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	175,000
Other directors [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	1,020,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	400,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	250,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	200,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 175,000